Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Current
Cash and cash equivalents (note 7)	$ 23,207	[1]	$ 3,636	[1]	$ 15,894
Investments (note 10)	0		37,807		0
Trade and other receivables (note 8)	4,072	[1]	4,791	[1]	3,226
Inventories (note 9)	3,584		3,454		3,196
Prepaid expenses and other	843		664		660
Total current assets	31,706		50,352		22,976
Non-Current
Inventories-ore in stockpiles (note 9)	2,098		2,098		2,098
Investments (note 10)	2,255		7,359		5,049
Investments in associates (note 11)	5,582		5,305		6,011
Restricted cash and investments (note 12)	12,255		12,184		3,107
Property, plant and equipment (note 13)	258,291		249,002		252,392
Total assets	312,187		326,300		291,633
Current
Accounts payable and accrued liabilities	5,554	[2]	5,756	[2]	5,561
Current portion of long-term liabilities:
Deferred revenue (note 14)	4,567		4,936		0
Post-employment benefits (note 15)	150		250		250
Reclamation obligations (note 16)	877		819		1,088
Other liabilities (note 17)	1,337		3,835		2,850
Total current liabilities	12,485		15,596		9,749
Non-Current
Deferred revenue (note 14)	33,160		33,716		0
Post-employment benefits (note 15)	2,145		2,115		2,209
Reclamation obligations (note 16)	29,187		27,690		27,060
Other liabilities (note 17)	0		0		845
Deferred income tax liability (note 18)	12,963		17,422		20,168
Total liabilities	89,940		96,539		60,031
EQUITY
Share capital (note 19)	1,331,214		1,310,473		1,295,235
Share purchase warrants (note 20)	435		435		0
Contributed surplus (note 21)	63,634		61,799		60,612
Deficit	(1,174,163)		(1,144,086)		(1,124,523)
Accumulated other comprehensive loss (note 22)	1,127		1,140		278
Total equity	222,247		229,761		231,602
Total liabilities and equity	$ 312,187		$ 326,300		$ 291,633
Issued and outstanding common shares (note 19)	589,175,086		559,183,209		540,722,365

[1]	Category B=Financial assets at amortized cost.
[2]	Category C=Financial liabilities at amortized cost.